Financial risk management (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial risk management
Interest-bearing debt	SFr 0
Short-term debt	0	SFr 0
Long-term debt	SFr 0	SFr 0
Foreign exchange risk
Financial risk management
Subsequent period of currency transactions economically hedged	12 months
Foreign exchange risk | EUR
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr (7,945)	SFr 7,948	SFr (4,064)
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr (7,945)	SFr 7,948	SFr (4,064)
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr 7,945	SFr (7,948)	SFr 4,064
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr 7,945	SFr (7,948)	SFr 4,064
Foreign exchange risk | GBP
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr 1,470	SFr (17,893)	SFr (14,723)
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr 1,470	SFr (17,893)	SFr (14,723)
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr (1,470)	SFr 17,893	SFr 14,723
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr (1,470)	SFr 17,893	SFr 14,723
Foreign exchange risk | USD
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr 175,837	SFr 1,027,027	SFr 644,865
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr 175,837	SFr 1,027,027	SFr 644,865
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr (175,837)	SFr (1,027,027)	SFr (644,865)
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr (175,837)	SFr (1,027,027)	SFr (644,865)
Foreign exchange risk | Minimum
Financial risk management
Percentage of currency transactions economically hedged	50.00%
Foreign exchange risk | Maximum
Financial risk management
Percentage of currency transactions economically hedged	100.00%